UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21049

PRIVATE ASSET MANAGEMENT FUNDS

(Exact name of registrant as specified in charter)

11995 El Camino Real, Suite 303

                        San Diego, CA                                            92130

                 (Address of principal executive offices)                                      (Zip code)

Michael Berlin

Private Asset Management Funds

11995 El Camino Real, Suite 303

San Diego, CA 92130

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 792-3800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Privat Asset Management Fund

		Schedule of Investments
		September 30, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
3,900	United Technologies Corp.	$ 313,872	3.34%

Beverages
3,300	Diageo plc **	289,509	3.08%

Commercial Banks, NEC
7,600	Citigroup Inc.	354,692	3.77%

Computer Communications Equipment
8,200	Cisco Systems, Inc. *	271,666	2.89%

Computer & Office Equipment
1,500	International Business Machines Corp.	176,700	1.88%

Computer Peripheral Equipment
8,000	Intermec, Inc. *	208,960	2.22%

Computer Storage Devices
15,500	EMC Corporation *	322,400	3.43%

Crude Petroleum & Natural Gas
4,000	Penn West Energy Trust	124,280	1.32%

Electromedical & Electrotherapeutic Apparatus
3,000	Medtronic Inc.	169,230	1.80%

Electronic & Other Electrical
6,000	Emerson Electric Co.	319,320
10,150	General Electric Co.	420,210
		739,530	7.87%

Fire, Marine & Casualty Insurance
3,950	Allstate Corp.	225,901	2.40%

Miscellaneous Manufacturing Indistires
6,500	International Game Technology	280,150	2.98%

National Commercial Banks
3,624	Bank of America Corporation	182,178
6,640	JP Morgan Chase & Co	304,245
		486,423	5.18%

Oil & Gas Field Services
2,900	Schlumberger Limited	304,500	3.24%

Paper Mills
2,800	Kimberley-Clark Corp.	196,728	2.09%

Perfumes Cosmetics & Other
3,750	Colgate-Palmolive Co.	267,450	2.85%

Petroleum Refining
2,000	BP plc **	138,700
3,000	Exxon Mobil Corp.	277,680
		416,380	4.43%

Pharmaceutical Preperations
5,650	Johnson & Johnson	371,205
2,750	Novartis AG **	151,140
10,000	Pfizer Inc.	244,300
		766,645	8.16%

Radio & TV Broadcasting & Communications Equipment
5,000	QUALCOMM Inc.	211,300	2.25%

Retail-Drug Stores & Proprietary Stores
3,000	Walgreen Co.	141,720	1.51%

Retail-Miscellaneous Shopping Goods Stores
7,000	Staples Inc.	150,430	1.60%

Security Brokers, Dealers & Flotation Companies
1,000	Goldman Sachs Group Inc.	216,740	2.31%

Semiconductors & Related Devices
11,000	Applied Materials Inc.	227,700
14,000	Intel Corp.	362,040
		589,740	6.28%

Services-Business Services
5,800	eBay inc. *	226,316	2.41%

Services-Computer Programming, Data Processing
275	Google Inc. *	155,999	1.66%

Services-Engineering, Accounting, Research, Management
6,000	SAIC, Inc. *	115,140	1.23%

Services-Prepackaged Software
8,750	Microsoft Corporation	257,775
3,000	Oracle Corp. *	64,950
		322,725	3.43%

Surgical & Medical Instruments & Apparatus
3,700	3M Co.	346,246	3.68%

Surety Insurance
3,350	MBIA Inc.	204,518	2.18%

Telephone Communications
4,300	AT&T Inc.	181,933	1.94%

Wholesale-Groceries & Related
4,000	Sysco Corp.	142,360	1.50%

Total for Common Stock (Cost $6,817,902)		8,920,183	94.91%

EXCHANGE TRADED FUNDS
5,500	Claymore S&P Global Water *	143,055
1,625	iShares MSCI EAFE Index	134,274
1,675	Vanguard Emerging Markets Stock ETF	173,832
Total for Exchange Traded Funds (Cost - $347,045)		451,160	4.81%

Cash Equivalents
24,690	Fidelity Money Market Pt Cl Select 5.21% ***	24,690	0.26%
	(Cost - $24,690)

	Total Investments	9,396,033	99.98%
	(Cost - $7,189,637)

	Other Assets in Excess of Liabilities	2,114	0.02%

	Net Assets	$ 9,398,147	100.00%

* Non-Income producing securities.
** ADR - American Depository Receipt.
*** Variable Rate Security: The Coupon Rate shown represents the rate at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS

PRIVATE ASSET MANAGEMENT FUND

1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,189,637 amounted to $2,206,396, which consisted of aggregate gross unrealized appreciation of $2,258,692 and aggregate gross unrealized depreciation of $52,296.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ASSET MANAGEMENT FUNDS

By : /s/ Stephen J. Cohen

       Stephen J. Cohen

       President

Date:               11/16/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Stephen J. Cohen

       Stephen J. Cohen

       President

Date:               11/16/07

By : /s/ Michael D. Berlin

       Michael D. Berlin

       Chief Financial Officer

Date:           NOVEMBER 16, 2007